Retirement Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans [Member]
Schedule Of Changes In Benefit Obligations And Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Benefit obligation at beginning of year	$190.4	$171.9	$170.2	$133.5
Service cost	6.3	5.1	12.3	10.0
Interest cost	10.0	9.1	7.6	6.5
Actuarial (gain) loss due to:
Change in discount rate	31.0	20.1	9.5	9.4
Experience	5.9	(9.9)	(0.1)	3.5
Other assumption changes	19.4	(1.8)	(4.9)	2.6
Plan participants' contributions	—	—	0.2	0.2
Plan amendments	—	—	0.8	0.5
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	(0.3)	—	(25.3)	(1.9)
Curtailments	—	—	0.3	(0.2)
Special termination benefits	—	—	0.1	0.2
Acquisitions	—	—	—	10.0
Other	—	—	(0.1)	(0.2)
Translation difference	—	—	(1.6)	4.1

Benefit obligation at end of year	$257.0	$190.4	$160.5	$170.2

Fair value of plan assets at beginning of year	$136.9	$120.4	$87.7	$75.8
Actual return on plan assets	2.0	15.1	7.7	3.6
Company contributions	7.3	5.5	22.8	10.1
Plan participants' contributions	—	—	0.2	0.2
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	—	—	(25.3)	(1.9)
Acquisitions	—	—	—	6.5
Other	—	—	(0.1)	(0.1)
Translation difference	—	—	(0.6)	1.5

Fair value of plan assets at year end	$140.5	$136.9	$83.9	$87.7

Funded status recognized in the balance sheet	$(116.5)	$(53.5)	$(76.6)	$(82.5)

Schedule Of Components Of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS
	U.S.
	2011	2010	2009

Service cost	$6.3	$5.1	$5.9
Interest cost	10.0	9.1	10.0
Expected return on plan assets	(9.9)	(8.5)	(7.0)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	5.4	3.4	6.5
Settlement	0.4	—	—

Net periodic benefit cost	$11.2	$8.1	$14.4

	Non-U.S.
	2011	2010	2009

Service cost	$12.3	$10.0	$8.5
Interest cost	7.6	6.5	5.6
Expected return on plan assets	(4.4)	(4.2)	(3.4)
Amortization of prior service costs	0.1	0.2	0.1
Amortization of actuarial loss	1.0	0.5	0.4
Settlement loss (gain)	4.5	0.5	0.8
Curtailment loss (gain)	0.2	0.3	(2.5)
Special termination benefits	0.1	0.2	1.3

Net periodic benefit cost	$21.4	$14.0	$10.8

Schedule Of Components Of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$110.6	$52.5	$21.9	$26.4
Prior service cost (credit)	(5.0)	(6.0)	1.6	0.9

Total accumulated other comprehensive income recognized in the balance sheet	$105.6	$46.5	$23.5	$27.3

Schedule Of Changes In Accumulated Other Comprehensive Income Before Tax

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$46.5	$47.0	$27.3	$12.3
Net actuarial loss (gain)	64.1	1.9	1.2	14.6
Prior service cost (credit)	—	—	0.8	—
Amortization of prior service costs	1.0	1.0	(0.1)	(0.2)
Amortization of actuarial loss	(6.0)	(3.4)	(5.4)	(0.5)
Translation difference	—	—	(0.3)	1.1

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$105.6	$46.5	$23.5	$27.3

Schedule Of Accumulated Benefit Obligations Exceeding Fair Value Of Plan Assets

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Projected Benefit Obligation (PBO)	$257.0	$190.4	$87.6	$104.2
Accumulated Benefit Obligation (ABO)	$198.5	$163.6	$69.2	$77.7
Fair value of plan assets	$140.5	$136.9	$5.9	$17.8

Schedule Of Fair Value Of Total Plan Assets

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31
	U.S.	U.S.		Non-U.S.
ASSETS CATEGORY IN %, WEIGHTED AVERAGE	Target allocation	2011	2010	2011	2010

Equity securities	65	66	66	12	11
Debt instruments	35	34	34	59	48
Other assets	—	—	—	29	41

Total	100	100	100	100	100

Schedule Of Valuation Of Company's Plan Assets

Total carrying amount in statement of financial position December 31, 2011		Fair value measurement at December 31, 2011 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$60.5	$60.5	$—	$—
Mid Cap	7.2	7.2	—	—
Small Cap	7.3	7.3	—	—
Non-US Equity	27.8	27.8	—	—
US Bonds
Government	20.2	20.2	—	—
Corporate	9.7	9.7	—	—
Aggregate	16.3	16.3	—	—
Non-US Bonds
Government	4.5	4.5	—	—
Corporate	46.4	46.4	—	—
Insurance Contracts	18.0	—	18.0	—
Cash or Cash Equivalents	6.5	6.5	—	—

Total	$224.4	$206.4	$18.0	$—

Total carrying amount in statement of financial position December 31, 2010		Fair value measurement at December 31, 2010 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$57.5	$57.5	$—	$—
Mid Cap	7.7	7.7	—	—
Small Cap	7.9	7.9	—	—
Non-US Equity	30.2	26.2	4.0	—
US Bonds
Government	19.4	19.4	—	—
Corporate	8.8	8.8	—	—
Aggregate	16.9	16.9	—	—
Non-US Bonds
Government	8.0	5.0	3.0	—
Corporate	39.3	39.3	—	—
Insurance Contracts	20.9	—	20.9	—
Cash or Cash Equivalents	8.0	8.0	—	—

Total	$224.6	$196.7	$27.9	$—

Schedule Of Pension Benefits Expected Payments

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.

2012	$9.5	$4.9
2013	$10.5	$5.8
2014	$11.6	$6.4
2015	$12.9	$7.0
2016	$15.2	$7.6
Years 2017-2021	$94.2	$53.3

Postretirement Benefits Other Than Pensions [Member]
Schedule Of Changes In Benefit Obligations And Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31
	2011	2010	2009

Benefit obligation at beginning of year	$27.9	$28.1	$24.8
Service cost	1.3	1.2	1.1
Interest cost	1.5	1.4	1.6
Actuarial (gain) loss due to:
Change in discount rate	3.1	1.7	1.9
Experience	0.5	(3.7)	0.1
Other assumption changes	(2.7)	—	(0.6)
Benefits paid	(0.8)	(0.8)	(0.8)
Employee contributions	—	—	—

Benefit obligation at end of year	$30.8	$27.9	$28.1

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.8	0.8	0.8
Benefits paid	(0.8)	(0.8)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(30.8)	$(27.9)	$(28.1)

Schedule Of Components Of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS
PERIOD ENDED DECEMBER 31	2011	2010	2009

Service cost	$1.3	$1.2	$1.1
Interest cost	1.5	1.4	1.6
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.3)	—

Net periodic benefit cost	$2.6	$2.2	$2.6

Schedule Of Components Of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENTIONS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$(1.6)	$(2.5)	$(1.0)	$(1.3)
Prior service cost (credit)	(0.3)	(0.4)	—	—

Total accumulated other comprehensive income recognized in the balance sheet	$(1.9)	$(2.9)	$(1.0)	$(1.3)

Schedule Of Pension Benefits Expected Payments

POSTRETIREMENT BENEFITS EXPECTED PAYMENTS

2012	$1.0
2013	$1.1
2014	$1.2
2015	$1.4
2016	$1.5
Years 2017-2021	$10.2

U.S. [Member] | Defined Benefit Plans [Member]
Schedule Of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31
	U.S.
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	5.05	5.80	6.40
Rate of increases in compensation level	3.80	4.00	4.00
Expected long-term rate of return on assets	7.50	7.50	7.50

Non-U.S. [Member]
Schedule Of Assumptions Used Benefit Obligations

Non-U.S.1)
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	1.25-6.00	1.75-7.00	2.00-7.60
Rate of increases in compensation level	2.25-6.50	2.25-5.00	2.25-5.00
Expected long-term rate of return on assets	1.50-6.25	2.00-6.25	1.80-7.00

1)	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.